Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Assets under management
Assets under management at beginning of period	SFr 1,347.3	SFr 1,376.1	SFr 1,251.1
Net new assets/(net asset outflows)		56.5	37.8
Market movements, interest, dividends and foreign exchange		(68.2)	86.7
of which market movements, interest and dividends		(55.1)	88.9
of which foreign exchange		(13.1)	(2.2)
Other effects		(17.1)	0.5
Assets under management at end of period		1,347.3	1,376.1
Impact of the updated AuM Policy	19.0
Bank
Changes in Assets under management
Assets under management at beginning of period	SFr 1,339.2	1,368.3	1,243.9
Net new assets/(net asset outflows)		56.0	36.2
Market movements, interest, dividends and foreign exchange		(68.0)	87.6
of which market movements, interest and dividends		(54.8)	89.8
of which foreign exchange		(13.2)	(2.2)
Other effects		(17.1)	0.6
Assets under management at end of period		SFr 1,339.2	SFr 1,368.3